Intangible Assets - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Useful life	5 years
Amortization expense	$ 0.3
Remaining amortization period	2 years 1 month 6 days